Note 13 - Retirement and Pension Plans - Changes in Projected Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Projected benefit obligation, beginning of the year	$ 877	$ 838	$ 838
Service cost	3	3	3
Interest cost	14	13	16
Actuarial loss	58	8	11
Effect of changes in foreign exchange rate	74	15	(30)
Projected benefit obligation, end of the year	1,026	877	838
Fair value of plan assets, beginning of the year	596	566	545
Employer contributions	19	16	27
Actual return on plan assets	6	4	14
Effect of changes in foreign exchange rate	50	10	(20)
Fair value of plan assets, end of the year	$ 671	$ 596	$ 566